Risk Management and Report (Tables)	12 Months Ended
Dec. 31, 2022
Risk Management and Report [Abstract]
Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector
	Chile	United States	England	Brazil	Others	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets

Cash and Due from Banks	1,448,441	1,227,305	24,982	8	64,148	2,764,884

Financial assets held for trading at fair value through profit or loss

Derivative contracts Financial
Forwards (*)	316,204	38,355	91,832	—	119,659	566,050
Swaps (**)	1,037,521	32,161	1,095,040	—	224,855	2,389,577
Call Options	2,321	—	—	—	—	2,321
Put Options	2,758	—	—	—	—	2,758
Futures	—	—	—	—	—	—
Subtotal	1,358,804	70,516	1,186,872	—	344,514	2,960,706

Debt Financial Instruments
From the Chilean Government and Central Bank	3,059,292	—	—	—	—	3,059,292
Other debt financial instruments issued in Chile	374,453	—	—	—	—	374,453
Financial debt instruments issued Abroad	—	—	—	—	—	—
Subtotal	3,433,745	—	—	—	—	3,433,745

Others Financial Instruments
Investments in mutual funds	257,325	—	—	—	—	257,325
Subtotal	257,325	—	—	—	—	257,325

Financial Assets at fair value through other comprehensive income

Debt Financial Instruments
From the Chilean Government and Central Bank	2,258,857	—	—	—	—	2,258,857
Other debt financial instruments issued in Chile	1,540,908	—	—	—	—	1,540,908
Financial debt instruments issued Abroad	—	167,627	—	—	—	167,627
Subtotal	3,799,765	167,627	—	—	—	3,967,392

Equity Instruments
Equity instruments issued in Chile	5,700	—	—	—	—	5,700
Equity instruments issued by foreign institutions	—	—	—	—	845	845
Subtotal	5,700	—	—	—	845	6,545

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—
Swaps	118	18,368	8,142	—	449	27,077
Call Options	—	—	—	—	—	—
Put Options	—	—	—	—	—	—
Futures	—	—	—	—	—	—
Subtotal	118	18,368	8,142	—	449	27,077

Financial assets at amortized cost
Rights by resale agreements and securities lending	54,061	—	—	—	—	54,061

Debt Financial Instruments
From the Chilean Government and Central Bank	902,355	—	—	—	—	902,355
Subtotal	902,355	—	—	—	—	902,355

Loans and advances to Banks
Central Bank of Chile	1,801,100	—	—	—	—	1,801,100
Domestic banks	—	—	—	—	—	—
Foreign banks	—	—	18,679	182,320	172,693	373,692
Subtotal	1,801,100	—	18,679	182,320	172,693	2,174,792

Loans to Customers, Net
Commercial loans	20,279,201	—	—	—	29,544	20,308,745
Residential mortgage loans	11,422,322	—	—	—	—	11,422,322
Consumer loans	4,995,230	—	—	—	—	4,995,230
Subtotal	36,696,753	—	—	—	29,544	36,726,297

(*)	Others includes: France Ch$92,885 million and Spain Ch$18,923 million.

(**)	Others includes: France Ch$62,731 million and Spain Ch$45,189 million.

	Central Bank of Chile	Government	Retail (Individuals)	Financial Services	Trade	Manufacturing	Mining	Electricity, Gas and Water	Agriculture and Livestock	Fishing	Transportation and Telecom	Construction	Services	Others	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and Due from Banks	384,230	—	—	2,380,654	—	—	—	—	—	—	—	—	—	—	2,764,884

Financial Assets held for trading at fair value through profit or loss
Derivative contracts Financial
Forwards	—	—	—	372,637	28,966	12,435	124	2,153	8,456	18	144	1,602	139,515	—	566,050
Swaps	—	—	—	2,311,655	9,770	9,123	—	10,148	4,236	3,848	16,166	14,493	10,138	—	2,389,577
Call Options	—	—	—	123	601	61	—	—	90	6	1	1,437	2	—	2,321
Put Options	—	—	—	752	1,412	481	—	—	5	—	21	—	87	—	2,758
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	2,685,167	40,749	22,100	124	12,301	12,787	3,872	16,332	17,532	149,742	—	2,960,706

Debt Financial Instruments
From the Chilean Government and Central Bank	3,019,487	39,805	—	—	—	—	—	—	—	—	—	—	—	—	3,059,292
Other debt financial instruments issued in Chile	—	—	—	374,453	—	—	—	—	—	—	—	—	—	—	374,453
Financial debt instruments issued Abroad	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	3,019,487	39,805	—	374,453	—	—	—	—	—	—	—	—	—	—	3,433,745

Others Financial Instruments
Investments in mutual funds	—	—	—	257,325	—	—	—	—	—	—	—	—	—	—	257,325
Subtotal	—	—	—	257,325	—	—	—	—	—	—	—	—	—	—	257,325

Financial Assets at fair value through Other Comprehensive Income
Debt Financial Instruments
From the Chilean Government and Central Bank	—	2,258,857	—	—	—	—	—	—	—	—	—	—	—	—	2,258,857
Other debt financial instruments issued in Chile	—	—	—	1,513,240	13,591	—	—	4,934	—	—	4,639	4,504	—	—	1,540,908
Financial debt instruments issued Abroad	—	—	—	167,627	—	—	—	—	—	—	—	—	—	—	167,627
Subtotal	—	2,258,857	—	1,680,867	13,591	—	—	4,934	—	—	4,639	4,504	—	—	3,967,392

Equity Instruments
Equity instruments issued in Chile	—	—	—	5,700	—	—	—	—	—	—	—	—	—	—	5,700
Equity instruments issued by foreign institutions	—	—	—	845	—	—	—	—	—	—	—	—	—	—	845
Subtotal	—	—	—	6,545	—	—	—	—	—	—	—	—	—	—	6,545

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Swaps	—	—	—	27,077	—	—	—	—	—	—	—	—	—	—	27,077
Call Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	27,077	—	—	—	—	—	—	—	—	—	—	27,077

Financial assets at amortized cost (*)
Rights by resale agreements	—	—	—	43,116	469	—	—	—	—	—	—	—	7,950	2,526	54,061

Debt financial instruments
From the Chilean Government and Central Bank	—	902,355	—	—	—	—	—	—	—	—	—	—	—	—	902,355
Subtotal	—	902,355	—	—	—	—	—	—	—	—	—	—	—	—	902,355

Loans and advances to Banks
Central Bank of Chile	1,801,100	—	—	—	—	—	—	—	—	—	—	—	—	—	1,801,100
Domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Foreign banks	—	—	—	373,692	—	—	—	—	—	—	—	—	—	—	373,692
Subtotal	1,801,100	—	—	373,692	—	—	—	—	—	—	—	—	—	—	2,174,792

	Chile	United States	England	Brazil	Others	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets

Cash and Due from Banks	2,748,930	897,881	10,782	8	56,133	3,713,734

Financial assets held for trading at fair value through profit or loss

Derivative contracts Financial
Forwards	585,463	90,461	59,444	—	7,177	742,545
Swaps	1,113,136	256,829	516,952	—	71,326	1,958,243
Call Options	4,509	—	—	—	—	4,509
Put Options	199	—	—	—	—	199
Futures	—	—	—	—	—	—
Subtotal	1,703,307	347,290	576,396	—	78,503	2,705,496

Debt Financial Instruments
From the Chilean Government and Central Bank	3,472,122	—	—	—	—	3,472,122
Other debt financial instruments issued in Chile	265,820	—	—	—	—	265,820
Financial debt instruments issued Abroad	—	—	—	—	—	—
Subtotal	3,737,942	—	—	—	—	3,737,942

Others Financial Instruments
Investments in mutual funds	138,753	—	—	—	—	138,753
Subtotal	138,753	—	—	—	—	138,753

Financial Assets at fair value through Other Comprehensive Income

Debt Financial Instruments
From the Chilean Government and Central Bank	2,488,850	—	—	—	—	2,488,850
Other debt financial instruments issued in Chile	565,959	—	—	—	—	565,959
Financial debt instruments issued Abroad	—	—	—	—	—	—
Subtotal	3,054,809	—	—	—	—	3,054,809

Equity Instruments
Equity instruments issued in Chile	5,499	—	—	—	—	5,499
Equity instruments issued by foreign institutions	—	—	—	—	866	866
Subtotal	5,499	—	—	—	866	6,365

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—
Swaps	16,374	79,904	162,478	—	19,046	277,802
Call Options	—	—	—	—	—	—
Put Options	—	—	—	—	—	—
Futures	—	—	—	—	—	—
Subtotal	16,374	79,904	162,478	—	19,046	277,802

Financial assets at amortized cost
Rights by resale agreements and securities lending	64,365	—	—	—	—	64,365

Debt Financial Instruments
From the Chilean Government and Central Bank	839,744	—	—	—	—	839,744
Subtotal	839,744	—	—	—	—	839,744

Loans and advances to Banks
Central Bank of Chile	1,090,000	—	—	—	—	1,090,000
Domestic banks	160,018	—	—	—	—	160,018
Foreign banks	—	—	—	141,249	138,565	279,814
Subtotal	1,250,018	—	—	141,249	138,565	1,529,832

Loans to Customers, Net
Commercial loans	19,658,614	—	—	—	13,718	19,672,332
Residential mortgage loans	10,346,528	—	—	—	—	10,346,528
Consumer loans	4,247,013	—	—	—	—	4,247,013
Subtotal	34,252,155	—	—	—	13,718	34,265,873

	Central Bank of Chile	Government	Retail (Individuals)	Financial Services	Trade	Manufacturing	Mining	Electricity, Gas and Water	Agriculture and Livestock	Fishing	Transportation and Telecom	Construction	Services	Others	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and Due from Banks	1,545,472	—	—-	2,168,262	—	—	—	—	—	—	—	—	—	—	3,713,734

Financial Assets held for trading at fair value through profit or loss
Derivative contracts Financial
Forwards	—	—	—	521,735	3,685	18,806	1,343	12,623	4,873	—	—	247	—	179,233	742,545
Swaps	—	—	—	1,870,975	342	3,444	2	8,129	17,815	5,409	11,516	3,098	—	37,513	1,958,243
Call Options	—	—	—	251	3,595	474	—	—	80	109	—	—	—	—	4,509
Put Options	—	—	—	21	178	—	—	—	—	—	—	—	—	—	199
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	2,392,982	7,800	22,724	1,345	20,752	22,768	5,518	11,516	3,345	—	216,746	2,705,496

Debt Financial Instruments
From the Chilean Government and Central Bank	3,287,111	162,433	—	22,578	—	—	—	—	—	—	—	—	—	—	3,472,122
Other debt financial instruments issued in Chile	—	—	—	265,820	—	—	—	—	—	—	—	—	—	—	265,820
Financial debt instruments issued Abroad	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	3,287,111	162,433	—	288,398	—	—	—	—	—	—	—	—	—	—	3,737,942

Others Financial Instruments
Investments in mutual funds	—	—	—	138,753	—	—	—	—	—	—	—	—	—	—	138,753
Subtotal	—	—	—	138,753	—	—	—	—	—	—	—	—	—	—	138,753

Financial Assets at fair value through Other Comprehensive Income
Debt Financial Instruments
From the Chilean Government and Central Bank	102	2,488,748	—	—	—	—	—	—	—	—	—	—	—	—	2,488,850
Other debt financial instruments issued in Chile	—	—	—	537,036	—	—	—	5,254	—	—	5,321	4,609	—	13,739	565,959
Financial debt instruments issued Abroad	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	102	2,488,748	—	537,036	—	—	—	5,254	—	—	5,321	4,609	—	13,739	3,054,809

Equity Instruments
Equity instruments issued in Chile	—	—	—	5,499	—	—	—	—	—	—	—	—	—	—	5,499
Equity instruments issued by foreign institutions	—	—	—	866	—	—	—	—	—	—	—	—	—	—	866
Subtotal	—	—	—	6,365	—	—	—	—	—	—	—	—	—	—	6,365

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Swaps	—	—	—	277,802	—	—	—	—	—	—	—	—	—	—	277,802
Call Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	277,802	—	—	—	—	—	—	—	—	—	—	277,802

Financial assets at amortized cost (*)
Rights by resale agreements	—	—	232	62,030	1,327	—	—	—	—	—	—	13	—	763	64,365

Debt financial instruments
From the Chilean Government and Central Bank	—	839,744	—	—	—	—	—	—	—	—	—	—	—	—	839,744
Subtotal	—	839,744	—	—	—	—	—	—	—	—	—	—	—	—	839,744

Loans and advances to Banks
Central Bank of Chile	1,090,000	—	—	—	—	—	—	—	—	—	—	—	—	—	1,090,000
Domestic banks	—	—	—	160,018	—	—	—	—	—	—	—	—	—	—	160,018
Foreign banks	—	—	—	279,814	—	—	—	—	—	—	—	—	—	—	279,814
Subtotal	1,090,000	—	—	439,832	—	—	—	—	—	—	—	—	—	—	1,529,832

Schedule of guarantees values
		Fair value of collateral and credit enhancements held as of December 31, 2022
	Maximum exposure to credit risk	Mortgages	Pledge	Securities	Warrants	Net collateral	Net exposure
Loans to customers:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Corporate lending	15,474,528	3,993,984	193,235	590,126	4,386	4,781,731	10,692,797
Small business lending	4,834,217	3,352,055	20,294	11,700	—	3,384,049	1,450,168
Consumer lending	4,995,230	364,469	912	3,364	—	368,745	4,626,485
Mortgage lending	11,422,322	9,928,827	133	607	—	9,929,567	1,492,755
Total	36,726,297	17,639,335	214,574	605,797	4,386	18,464,092	18,262,205

		Fair value of collateral and credit enhancements held as of December 31, 2021
	Maximum exposure to credit risk	Mortgages	Pledge	Securities	Warrants	Net collateral	Net exposure
Loans to customers:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Corporate lending	14,633,419	3,392,760	149,892	508,711	4,451	4,055,814	10,577,605
Small business lending	5,038,913	3,124,172	26,310	12,898	—	3,163,380	1,875,533
Consumer lending	4,247,013	317,215	622	2,498	—	320,335	3,926,678
Mortgage lending	10,346,528	8,730,747	96	196	—	8,731,039	1,615,489
Total	34,265,873	15,564,894	176,920	524,303	4,451	16,270,568	17,995,305

Schedule of aging analysis of loans
		Past due but not impaired(*)
As of	Neither past due nor impaired	Up to 30 days	Over 30 days and up to 60 days	Over 60 days and up to 90 days	Over 90 days	Total
December 31,	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
2022	35,151,698	472,863	106,985	29,307	34	35,760,887
2021	32,836,252	409,338	51,001	15,402	87	33,312,080

(*)	These amounts include the overdue portion and the remaining balance of loans in default.

Schedule of book value of loans with renegotiated terms
	2022	2021
Financial assets	MCh$	MCh$
Loans and advances to banks
Domestic banks	—	—
Foreign banks	—	—
Subtotal	—	—
Loans to Customers at amortized cost
Commercial loans	381,171	331,127
Residential mortgage loans	251,380	243,684
Consumer loans	258,434	361,015
Subtotal	890,985	935,826
Total renegotiated financial assets	890,985	935,826

Schedule of amortized costs and net loss of modified financial assets
2022 MCh$
Amortized costs of financial assets modified during the period	211,841
Net modification loss	61,636

Schedule of gross carrying amount of previously modified financial assets for which loss allowances has changed to 12 month expected credit losses
	December 31, 2022
	Post modification		Pre-modification
	Gross carrying amount MCh$	Corresponding ECL MCh$	Gross carrying amount MCh$	Corresponding ECL MCh$
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1)	11,349	3,511	11,466	3,874
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured	5,668	2,083	5,642	1,989

Schedule of credit limit granted to debtors
	December 2022	December 2021
	MCh$	MCh$
Total related debt	960,640	798,419
Consolidated Total or Regulatory Capital	6,367,997	5,634,345
Limit used %	15.09%	14.17%

Schedule of use of MAR
	MAR LCCY + FCCY MMM$		MAR FCCY MMUS$
	1 – 30 days	1 – 90 days	1 – 30 days	1 – 90 days
Maximum	1,197	2,962	1,590	2,419
Minimum	-1,726	486	-896	27
Average	-156	2,016	252	1,173

Schedule of use of Cross Currency Funding
Cross Currency Funding MMUS$

Maximum	3,378
Minimum	1,552
Average	2,280

Schedule of financial ratios
	Liquid Assets/ Net Funding <30 days	Liabilities>1 year/ Assets >1 year	Deposits/ Loans

Maximum	218%	101%	68%
Minimum	174%	93%	63%
Average	193%	98%	66%

Schedules for calculation of C46 regulatory information
	Adjusted C46 All CCYs as part of Tier-1 Capital		Adjusted C46 FCCY as part of Tier-1 Capital
	1 – 30 days	1 – 90 days	1 – 30 days

Maximum	0.13	(0.03)	0.30
Minimum	(0.38)	(0.44)	0.07
Average	(0.07)	(0.19)	0.20
Regulatory Limit	N/A	N/A	1.0

Schedules of consolidated term liquidity
STATEMENT OF INDIVIDUAL LIQUIDITY SITUATION
AS OF DECEMBER 31, 2022 CONTRACTUAL BASIS
Values in MCh$

CONSOLIDATED CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	10,071,396	12,129,421	13,485,753	16,627,649
Cash flow payable (liabilities) and expenses	18,376,493	20,338,204	24,302,901	28,132,703
Liquidity Gap	8,305,097	8,208,783	10,817,148	11,505,054

FOREIGN CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	1,930,251	2,148,891	2,004,482	2,273,163
Cash flow payable (liabilities) and expenses	3,492,717	3,754,973	4,251,778	4,667,901
Liquidity Gap	1,562,466	1,606,082	2,247,296	2,394,738

Limits:
One time capital			4,839,388
AVAILABLE MARGIN			2,592,092	—

STATEMENT OF INDIVIDUAL LIQUIDITY SITUATION
AS OF DECEMBER 31, 2022 ADJUSTED BASIS
Values in MCh$

CONSOLIDATED CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	9,747,979	11,606,518	12,519,708	14,605,826
Cash flow payable (liabilities) and expenses	8,735,416	9,450,119	10,997,519	12,799,639
Liquidity Gap	(1,012,563)	(2,156,399)	(1,522,189)	(1,806,187)

FOREIGN CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	1,808,204	1,970,538	1,685,491	1,653,650
Cash flow payable (liabilities) and expenses	2,371,029	2,562,700	2,927,049	3,246,680
Liquidity Gap	562,825	592,162	1,241,558	1,593,030

Limits:
One time capital			4,839,388
AVAILABLE MARGIN			3,597,830	—

STATEMENT OF CONSOLIDATED LIQUIDITY SITUATION
AS OF DECEMBER 31, 2022 CONTRACTUAL BASIS
Values in MCh$

CONSOLIDATED CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	10,795,492	12,860,076	14,237,130	17,396,178
Cash flow payable (liabilities) and expenses	18,757,121	20,756,432	24,740,790	28,570,645
Liquidity Gap	7,961,629	7,896,356	10,503,660	11,174,467

FOREIGN CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	1,922,706	2,141,345	1,996,945	2,265,645
Cash flow payable (liabilities) and expenses	3,492,291	3,754,547	4,251,351	4,667,527
Liquidity Gap	1,569,585	1,613,202	2,254,406	2,401,882

Limits:
One time capital			4,839,388
AVAILABLE MARGIN			2,584,982	—

CONSOLIDATED CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	10,472,075	12,337,173	13,271,085	15,374,355
Cash flow payable (liabilities) and expenses	9,116,044	9,868,348	11,435,409	13,237,581
Liquidity Gap	(1,356,031)	(2,468,825)	(1,835,676)	(2,136,774)

FOREIGN CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	1,800,658	1,962,992	1,677,954	1,646,133
Cash flow payable (liabilities) and expenses	2,370,603	2,562,274	2,926,623	3,246,306
Liquidity Gap	569,945	599,282	1,248,669	1,600,173

Limits:
One time capital			4,839,388
AVAILABLE MARGIN			3,590,719	—

Schedule of the LCR and the NSFR
	LCR	NSFR

Maximum	4.10	1.35
Minimum	2.31	1.29
Average	3.28	1.32
Regulatory Limit	1.0(*)	0.6(**)

(*)	Valid value from June 1, 2022.
(**)	Effective value from June 1, 2022, which will gradually increase until reaching 1.0 in January 2026.

Schedule of contractual maturity of financial liabilities
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2022
Transactions in the course of payment	681,792	—	—	—	—	—	681,792
Full delivery derivative transactions	743,686	780,406	1,375,700	1,581,587	756,582	1,743,275	6,981,236
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,383,232	—	—	—	—	—	13,383,232
Saving accounts and time deposits	9,774,591	3,013,166	1,362,905	121,808	5,940	655	14,279,065
Obligations by repurchase agreements and securities lending	219,043	52	—	—	—	—	219,095
Borrowings from financial institutions	158,173	83,612	795,721	4,348,400	—	—	5,385,906
Debt financial instruments issued (all currencies)	13,442	170,745	1,349,567	2,286,711	2,555,020	4,119,530	10,495,015
Other financial obligations	343,526	21	110	45	—	—	343,702
Financial instruments of regulatory capital issued (subordinated bonds)	2,869	—	48,017	94,649	84,952	1,135,504	1,365,991
Total (excluding non-delivery derivative transactions)	25,320,354	4,048,002	4,932,020	8,433,200	3,402,494	6,998,964	53,135,034

Non-delivery derivative transactions	686,308	751,720	1,595,212	1,283,629	683,109	2,161,307	7,161,285

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2021
Transactions in the course of payment	210,479	—	—	—	—	—	210,479
Full delivery derivative transactions	434,113	469,349	2,603,467	1,645,489	968,078	1,761,581	7,882,077
Financial liabilities at amortized cost
Current accounts and other demand deposits	18,542,791	—	—	—	—	—	18,542,791
Saving accounts and time deposits	7,103,640	1,774,627	240,912	66,492	1,619	—	9,187,290
Obligations by repurchase agreements and securities lending	88,433	—	52	—	—	—	88,485
Borrowings from financial institutions	67,813	1,259,167	18,344	3,515,979	—	—	4,861,303
Debt financial instruments issued (all currencies)	17,154	369,988	1,083,540	2,358,966	2,104,219	4,839,310	10,773,177
Other financial obligations	273,394	50	183	183	—	—	273,810
Total (excluding non-delivery derivative transactions)	26,737,817	3,873,181	3,946,498	7,587,109	3,073,916	6,600,891	51,819,412

Non-delivery derivative transactions	271,193	586,231	2,602,915	1,030,628	669,796	2,145,008	7,305,771

Schedule of use of VaR
Value-at-Risk 99% one-day confidence level MCh$

Maximum	2,048
Minimum	487
Average	1,100

Schedule of use of EaR
12- months Earnings-at-Risk 99% confidence level 3 months defeasance period MCh$

Maximum	261,533
Minimum	179,379
Average	219,818

Schedule of interest rate cash-flows of the banking book
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets as of December 31, 2022
Cash and due from banks	2,624,888	—	—	—	—	—	2,624,888
Transactions in the course of collection	743,379	—	—	—	—	—	743,379
Financial assets at fair value through other comprehensive income
Debt financial instruments	82,025	324,492	2,487,874	614,944	220,962	248,832	3,979,129
Derivative financial instruments for hedging purposes	378	4,040	296,187	347,208	352,502	1,033,196	2,033,511
Financial assets at amortized cost
Rights by resale agreements and securities lending	—	—	—	—	—	—	—
Debt financial instruments	—	8,816	11,222	56,159	459,884	452,991	989,072
Loans and advances to Banks	1,904,368	63,569	209,047	—	—	—	2,176,984
Loans to customers, net	5,061,294	3,188,902	7,913,635	9,165,338	4,722,852	13,044,702	43,096,723
Total Assets	10,416,332	3,589,819	10,917,965	10,183,649	5,756,200	14,779,721	55,643,686

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets as of December 31, 2021
Cash and due from banks	3,329,623	—	—	—	—	—	3,329,623
Transactions in the course of collection	446,603	—	—	—	—	—	446,603
Financial assets at fair value through other comprehensive income
Debt financial instruments	95,585	488,919	1,479,321	619,044	169,289	208,507	3,060,665
Derivative financial instruments for hedging purposes	64	2,163	69,192	500,218	198,926	1,669,980	2,440,543
Financial assets at amortized cost
Rights by resale agreements and securities lending	—	—	—	—	—	—	—
Debt financial instruments	—	8,334	10,740	38,148	431,285	450,200	938,707
Loans and advances to Banks	1,366,378	81,164	81,800	—	—	—	1,529,342
Loans to customers, net	2,529,601	2,676,130	7,226,224	9,018,799	4,798,188	11,955,962	38,204,904
Total Assets	7,767,854	3,256,710	8,867,277	10,176,209	5,597,688	14,284,649	49,950,387

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2022
Transactions in the course of payment	650,640	—	—	—	—	—	650,640
Derivative Financial Instruments for hedging purposes	1,440	1,006	272,568	341,455	332,705	1,503,902	2,453,076
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,454,288	—	—	—	—	—	13,454,288
Saving accounts and time deposits	9,774,591	3,013,166	1,362,905	121,808	5,940	655	14,279,065
Obligations by repurchase agreements and securities lending	7,344	—	—	—	—	—	7,344
Borrowings from financial institutions	158,173	83,612	795,721	4,348,400	—	—	5,385,906
Debt financial instruments issued (*)	13,443	170,745	1,349,566	2,286,711	2,555,020	4,119,530	10,495,015
Financial instruments of regulatory capital issued (subordinated bonds)	2,869	—	48,017	94,649	84,952	1,135,504	1,365,991
Other liabilities	343,526	21	110	45	—	—	343,702
Total liabilities	24,406,314	3,268,550	3,828,887	7,193,068	2,978,617	6,759,591	48,435,027

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2021
Transactions in the course of payment	83,420	—	—	—	—	—	83,420
Derivative Financial Instruments for hedging purposes	538	979	62,220	407,960	167,805	1,401,836	2,041,338
Financial liabilities at amortized cost
Current accounts and other demand deposits	18,611,880	—	—	—	—	—	18,611,880
Saving accounts and time deposits	7,103,640	1,774,627	240,912	66,492	1,619	—	9,187,290
Obligations by repurchase agreements and securities lending	351	—	—	—	—	—	351
Borrowings from financial institutions	63,611	1,259,167	18,344	3,515,979	—	—	4,857,101
Debt financial instruments issued (*)	17,154	369,988	1,083,540	2,358,966	2,104,219	4,839,310	10,773,177
Other liabilities	273,394	50	183	183	—	—	273,810
Total liabilities	26,153,988	3,404,811	1,405,199	6,349,580	2,273,643	6,241,146	45,828,367

Schedule of Adverse scenario market factors fluctuations
Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book
	CLP Derivatives (bps)	CLP Bonds (bps)	CLF Derivatives (bps)	CLF Bonds (bps)	USD Offshore Libor Derivatives (bps)	Spread USD On/Off Derivatives (bps)
Less than 1 year	5	226	124	236	(20)	(41)
Greater than 1 year	9	124	42	153	7	(24)

	CLP Bonds (bps)	CLF Bonds (bps)	USD Offshore Libor Derivatives (bps)	Spread USD On/Off Derivatives (bps)
Less than 1 year	245	262	16	2
Greater than 1 year	163	201	28	6

Schedule of Potential Profit and Loss Impact on Trading Book
Most Adverse Stress Scenario P&L Impact Trading Book (MCh$)
CLP Interest Rate		(4,076)
Derivatives	(143)
Debt instruments	(4,219)
CLF Interest Rate		(4,100)
Derivatives	331
Debt instruments	(3,769)
Interest rate USD offshore		(267)
Domestic/offshore interest rate spread USD		(294)
Banking spread		19
Total Interest rates		(8,718)
Total FX and FX Options		(46)
Total		(8,764)

CLP Debt Instrument	(54,649)
CLF Debt Instrument	(58,257)
Interest rate USD offshore	(2,794)
Domestic/offshore interest rate spread USD	—
Banking spread	(215)
Corporative spread	(2,534)
Total	(118,449)

Schedule of NRFF impact on accrual book for next 12-months
Most Adverse Stress Scenario 12-Month Revenue Accrual Book (MCh$)
Impact by Base Interest Rate shocks	(355,563)
Impact due to Spreads Shocks	(21,607)
Higher / (Lower) Net revenues	(377,170)

Schedule of contracts susceptible to offset
	Fair Value		Negative Fair Value of contracts with right to offset		Positive Fair Value of contracts with right to offset		Financial Collateral		Net Fair Value
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivative financial assets	2,987,783	2,983,298	(1,014,141)	(1,259,233)	(1,508,710)	(782,776)	(180,863)	(327,840)	284,069	613,449

Derivative financial liabilities	3,324,485	2,773,476	(1,014,141)	(1,259,233)	(1,508,710)	(782,776)	(302,571)	(275,191)	499,063	456,276

Schedule of net loss, gross loss and recoveries due to operational risk events
	December 2022			December 2021
Category	Lost Gross MCh$	Recoveries MCh$	Lost Net MCh$	Lost Gross MCh$	Recoveries MCh$	Lost Net MCh$
Internal fraud	77	(7)	70	—	—	—
External fraud	16,197	(5,806)	10,391	11,090	(3,805)	7,285
Work practices and safety in the business position	1,391	(3)	1,388	630	—	630
Customers, products and business practices	1,082	—	1,082	550	(1)	549
Damage to physical assets	527	(3)	524	556	(342)	214
Business interruption and system failures	175	—	175	209	(17)	192
Execution, delivery and process management	4,691	(425)	4,266	4,046	(75)	3,971
Total	24,140	(6,244)	17,896	17,081	(4,240)	12,841